Investments	12 Months Ended
Dec. 31, 2012
Investments
Investments

Note 2

Investments

All of Seaboard’s available-for-sale and trading securities are classified as current assets, as they are readily available to support Seaboard’s current operating needs.  At December 31, 2012 and 2011, amortized cost and estimated fair market value were not materially different for these investments. At December 31, 2012 and 2011, money market funds included $6,437,000 and $25,755,000 denominated in Euros, respectively, and at December 31, 2012 also included $2,620,000 denominated in British Pounds and $2,441,000 denominated in Canadian dollars. As of December 31, 2012 and 2011, the trading securities primarily consisted of high yield debt securities. As of December 31, 2012 and 2011, unrealized gains related to trading securities were $2,042,000 and $376,000, respectively.

The following is a summary of the amortized cost and estimated fair value of short-term investments for both available for sale and trading securities at December 31, 2012 and 2011:

	2012		2011
	Amortized	Fair	Amortized	Fair
(Thousands of dollars)	Cost	Value	Cost	Value
Money market funds	$126,537	$126,537	$139,420	$139,420
Corporate bonds	67,275	69,214	88,589	89,146
U.S. Government agency securities	23,647	23,775	9,720	9,757
Emerging markets debt mutual fund	17,693	18,734	17,693	16,399
U.S. Treasury securities	17,165	17,169	4,848	4,905
Collateralized mortgage obligations	15,059	15,162	14,915	15,011
Asset backed debt securities	12,180	12,238	3,533	3,533
Fixed rate municipal notes and bonds	-	-	17,718	17,788
Other	-	-	1,480	1,484
Total available-for-sale short-term investments	279,556	282,829	297,916	297,443
High yield trading debt securities	21,839	23,406	20,155	20,750
Emerging markets trading debt mutual funds	3,046	3,237	2,620	2,487
Emerging markets trading debt securities	2,361	2,600	2,444	2,355
Other trading investments	1,262	1,307	218	221
Total short-term investments	$308,064	$313,379	$323,353	$323,256

The following table summarizes the estimated fair value of fixed rate securities designated as available-for-sale, classified by the contractual maturity date of the security as of December 31, 2012:

(Thousands of dollars)	2012
Due within one year	$ 2,587
Due after one year through three years	52,411
Due after three years	60,721
Total fixed rate securities	$115,719

In addition to its short-term investments, Seaboard also has trading securities related to Seaboard’s deferred compensation plans classified in other current assets on the Consolidated Balance Sheets. See Note 9 for information on the types of trading securities held related to the deferred compensation plans and Note 10 for a discussion of assets held in conjunction with investments related to Seaboard’s defined benefit pension plan.